Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash	¥ 190,119	¥ 148,483	¥ 71,840
Goodwill acquired	443,818	430,679	368,625	¥ 341,178
Bargain Purchase Gain	955	0	0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	74,001	33,314	49,203
Property under Facility Operations	562,485	441,632
Other Liabilities	912,921	617,746
Overseas Business Segment
Business Acquisition [Line Items]
Goodwill acquired	251,804	245,058	203,106	177,761
Investment and Operation Segment
Business Acquisition [Line Items]
Goodwill acquired	93,711	89,178	61,575	68,814
Corporate Financial Services
Business Acquisition [Line Items]
Goodwill acquired	56,665	55,366	55,366	55,366
Bargain Purchase Gain		955
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired	16,272	16,383	23,614	¥ 23,531
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	46,522	72,466	42,933
Acquired intangible assets other than goodwill	20,437	15,991	40,008
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	74,001	33,314	49,203
Divestiture | Overseas Business Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	39,663	23,513	15,408
Divestiture | Investment and Operation Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	17,995		30,176
Divestiture | Corporate Financial Services
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			2,028
Divestiture | Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 16,223	8,025	¥ 1,604
Property under Facility Operations		42,595
Other Liabilities		23,078
Divestiture | Maintenance Leasing Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		¥ 1,220